Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

10. Subsequent Event

(a)	On February 1, 2017, the Company issued 5,820,237 common shares upon the conversion of $9,497 of convertible debt and $3,499 of accrued interest.
(b)	On May 11, 2017, the Company issued 33,333,333 common shares at $0.003 per share for proceeds of $100,000.